INCOME TAX - Reconciliation of statutory federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Statutory tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of forward purchase agreement	(5.13%)	(0.00%)
Transaction costs allocated to warrants	(2.46%)	0.00%
Change in fair value of over-allotment option liability	0.00%	0.00%
Fines and Penalties	(0.01%)	0.00%
Valuation allowance	(20.97%)	(76.50%)
Income tax provision	(7.57%)	(55.50%)